Summary of Volume and Fair Value Position of Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Contractholder funds | Equity-indexed annuity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	$ 1,734,264	[1]
Gross Fair Value, Liabilities	(63,660)	[1]
Contractholder funds | Equity-indexed life contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	347,610	[1]
Gross Fair Value, Liabilities	(18,720)	[1]
Contractholder funds | Guaranteed accumulation benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	120,714	[2]
Gross Fair Value, Liabilities	(6,367)	[2]
Contractholder funds | Guaranteed withdrawal benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	17,102	[2]
Gross Fair Value, Liabilities	(366)	[2]
Equity Options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	624
Gross Fair Value, Assets	68,776
Gross Fair Value, Liabilities	(43,104)
Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	10
Gross Fair Value, Assets	329
Predecessor | Contractholder funds | Guaranteed accumulation benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	152,936	[3]
Gross Fair Value, Liabilities	(8,970)	[3]
Predecessor | Contractholder funds | Guaranteed withdrawal benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	22,199	[3]
Gross Fair Value, Liabilities	(474)	[3]
Predecessor | Contractholder funds | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	2,591,090	[3]
Gross Fair Value, Liabilities	$ (258,415)	[3]

[1]	Amount represents account value of equity indexed contracts
[2]	As of April 1, 2014, these amounts were ceded in accordance with the Company's reinsurance agreements
[3]	Prior to April 1, 2014, these amounts were ceded to ALIC or in accordance with the Company's reinsurance agreements.